Income taxes - Reconciliation of German statutory income tax rate to effective income tax rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Germany	€ 36,750	€ (20,574)	€ (20,018)
Other countries	940	108	2,205
Income/(loss) before income taxes	37,690	(20,466)	(17,813)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense at German tax rate (31.23%)	11,769	(6,391)	(5,562)
Foreign rate differential	100	(5)	33
Expected tax expense/(benefit)	11,869	(6,396)	(5,529)
Tax effect from:
Non-deductible share-based compensation	6,211	6,465	5,017
Non-deductible corporate costs	0	0	34
Prior period taxes	66	96	6
Movement in valuation allowance	19	(184)	(3,517)
Foreign withholding taxes	0	813	0
Movement in uncertain tax positions	2,857	0	0
Other differences	(40)	292	(775)
Income tax expense/(benefit)	€ 20,982	€ 1,086	€ (4,764)
German tax rate	31.23%	31.23%	31.23%